Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 16,312	$ 17,656	$ 15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Basic earnings per share	$ 8.64	$ 9.35	$ 8.06
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 16,312	$ 17,656	$ 15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Effect of assumed exercise of stock options	35,548	31,112	32,012
Total	1,923,777	1,919,192	1,917,512
Diluted earnings per share	$ 8.48	$ 9.20	$ 7.92